other income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
other income
Government assistance	$ 4	$ 9	$ 4	$ 10
Other sublet revenue	2	2	3	3
Investment income (loss), gain (loss) on disposal of assets and other	23	(4)	47	(7)
Interest income	1	2	3	4
Changes in provisions related to business combinations	44	3	83	41
Total	$ 74	$ 12	$ 140	$ 51